LONG-TERM DEBT - Summary of long-term debt (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) tranche	Dec. 31, 2024 CAD ($)	Jan. 28, 2026 CAD ($) tranche	Jan. 28, 2026 USD ($) tranche	Dec. 31, 2025 USD ($) tranche	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
LONG-TERM DEBT
Interest rate	5.00%				5.00%
Long-term debt, before adjustments	$ 6,824,300,000	$ 7,619,700,000
Financing costs, net of amortization	(31,200,000)	(37,400,000)
Total	6,793,100,000	7,582,300,000					$ 7,609,900,000
Less current portion	(491,600,000)	(400,000,000)
Total long-term debt	6,301,500,000	7,182,300,000			$ 2,826.2	$ 4,021.2
Fair value of related hedging derivative assets (liabilities), net					$ 33.0	$ 141.5
Redeemed for cash consideration	$ 1,440,900,000	1,900,300,000
Amendment and Restatement of loan
LONG-TERM DEBT
Number of tranches for credit facility amount | tranche			2	2
Bank credit facilities
LONG-TERM DEBT
Interest rate	5.08%				5.08%
Long-term debt, before adjustments	$ 1,179,800,000	1,432,600,000
Revolving credit facilities
LONG-TERM DEBT
Principal amount	$ 800,000,000
Number of tranches for credit facility amount | tranche	2				2
Borrowings	$ 0	0
Revolving credit facilities | Amendment and Restatement of loan
LONG-TERM DEBT
Number of tranches for credit facility amount | tranche			2	2
Revolving credit facilities, tranche one
LONG-TERM DEBT
Principal amount	400,000,000
Revolving credit facilities, tranche one | Amendment and Restatement of loan
LONG-TERM DEBT
Principal amount			$ 400,000,000
Revolving credit facilities, tranche two
LONG-TERM DEBT
Principal amount	400,000,000
Revolving credit facilities, tranche two | Amendment and Restatement of loan
LONG-TERM DEBT
Principal amount			$ 400,000,000
Revolving credit facility, amended and restated, tranche one | Amendment and Restatement of loan
LONG-TERM DEBT
Principal amount				$ 250.0
Revolving credit facility, amended and restated, tranche two | Amendment and Restatement of loan
LONG-TERM DEBT
Principal amount				$ 250.0
Term credit facility
LONG-TERM DEBT
Principal amount	1,200,000,000
Borrowings	1,179,800,000	1,432,600,000
Term credit facility, tranche one
LONG-TERM DEBT
Principal amount	500,000,000	700,000,000
Term credit facilities, Tranche two
LONG-TERM DEBT
Principal amount	700,000,000
Senior Notes
LONG-TERM DEBT
Long-term debt, before adjustments	$ 5,644,500,000	$ 6,187,100,000